Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 1,036	$ 339
Restricted cash deposits	140	240
Trade receivables (net of allowance for doubtful accounts of $15 and $32 at December 31, 2020 and 2019, respectively)	9,172	10,063
Other accounts receivable and prepaid expenses	1,311	1,273
Inventories	4,871	5,407
Total current assets	16,530	17,322
LONG-TERM ASSETS	59	155
PROPERTY AND EQUIPMENT, NET	956	1,257
OPERATING LEASE RIGHT-OF-USE ASSETS, NET	767	720
OTHER INTANGIBLE ASSETS, NET	40	598
GOODWILL	4,676	5,147
Total assets	23,028	25,199
CURRENT LIABILITIES:
Current maturities of long-term loans	815	664
Operating lease liabilities, current	557	551
Trade payables	5,492	6,503
Employees and payroll accruals	985	1,007
Deferred revenues	601	517
Advances net of inventory in progress	68	29
Accrued expenses and other liabilities	391	419
Total current liabilities	8,909	9,690
LONG-TERM LIABILITIES:
Long-term loans, net of current maturities	1,216	2,041
Operating lease liabilities, non-current	367	289
Long-term deferred revenues	303	319
Accrued severance pay	364	303
Total long-term liabilities	2,250	2,952
Share capital:
Ordinary Shares: Authorized; 8,000,000 and 6,000,000 shares at December 31, 2020 and 2019, respectively; Issued and outstanding: 4,391,163 and 4,257,790 shares at December 31, 2020 and 2019, respectively and additional paid-in capital	82,827	82,545
Accumulated other comprehensive loss	(243)	(233)
Accumulated deficit	(70,715)	(69,755)
Total shareholders’ equity	11,869	12,557
Total liabilities and shareholders’ equity	$ 23,028	$ 25,199